Schedule of changes in fair value of derivative liabilities (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
Balance at January 1, 2026
Recognition of derivative liability	1,420,000
Derecognition on conversions and repayments	(487,175)
Changes in fair value	(739,987)
Balance at June 30, 2026	$ 192,838